Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Company Recognized Revenue and Expense Associated with CFEs in Consolidated Statements of Operations	During the years ended December 31, 2024 and 2023, the Company recognized the following revenue and expenses associated with these CFEs in the consolidated statements of operations (in thousands):
	Year Ended December 31,
	2024	2023
Interest income	$105,786	103,034
Interest expense	(30,263)	(22,178)
Realized and unrealized losses, net of recoveries	(64,754)	(71,062)
Noninterest income (loss), net	(2,103)	(4,532)

Schedule of Estimated Useful Lives of Assets

Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Equipment	1 to 10 years
Furniture and fixtures	2 to 5 years
Leasehold improvements	Lesser of useful life or lease term
Internal-use software	1 to 10 years

Schedule of Estimated Weighted Average Useful Lives of Intangible Assets

The Company’s intangible assets are amortized on a straight-line basis over the following estimated weighted average useful lives:

Developed technology	7 years
Trademarks	9 years
Customer relationships	8 years